Stockholders' Deficit	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 4 - STOCKHOLDERS’ DEFICIT

On December 1, 2017, the Company issued 20,000,000 founders common stock to two directors and officers for legal services provided to the Company. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of September 30, 2018, 13,000,000 shares of common stock and no preferred stock were issued and outstanding.

On June 13, 2018 the Company effected a change of its control. The Company cancelled an aggregate of 19,500,000 shares of the then 20,000,000 shares of outstanding stock valued at par. James M. Cassidy resigned as the Company’s president, secretary and director and James McKillop resigned as the Company’s vice president and director.

Paul Adler was then named sole officer and director of the Company.

On June 14, 2018, the Company issued 12,500,000 shares of its common stock at par as a result of the change in control to Paul Adler.